Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
16.	SHARE-BASED COMPENSATION

Compensation expense recognized for share-based awards was as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Share-based compensation expenses
—Share options(a)	43,168	72,203	47,405

(a)	Share options

On September 17, 2015, the Board of Directors of the Company approved the establishment of 2015 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2015 Share Incentive Plan shall be valid and effective for 10 years from the grant date. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2015 Share Incentive Plan shall be 12,727,272 shares.

In June 2018, the Board of Directors and shareholders of the Company approved the 2018 Share Incentive Plan. As of December 31, 2021, the maximum of shares that may be issued under the 2018 Share Incentive Plan was 23,920,828.

For the year ended December 31, 2019, no share options were granted to employees.

For the year ended December 31, 2020, the Company granted 19,175,500 share options to employees pursuant to the 2018 Share Incentive Plan. With respect to the share options granted, 40% of the options will be vested after 24 months of the grant date and the remaining 60% will be vested in three equal installments over the following 36 months.

For the year ended December 31, 2021, the Company granted 38,400,000 share options to employees pursuant to the 2018 Share Incentive Plan. Among which, with respect to the share options granted, 40% of the options will be vested after 24 months of the vesting commencement date and the remaining 60% will be vested in three equal installments over the following 36 months.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model. Assumptions used to determine the fair value of share options granted during 2020 and 2021 are summarized in the following table:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	292,170	173,324	88,605

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,156,507	208,812,049	209,551,821
Dilutive effect of share options	7,699,070	6,811,724	11,184,176
Denominator for diluted calculation	215,855,577	215,623,773	220,735,997

Basic net income per ordinary share	1.40	0.83	0.42
Diluted net income per ordinary share	1.35	0.80	0.40

	Year ended December 31,
	2020	2021
Risk-free interest rate	2.20%~3.30%	2.88%~3.19%
Expected volatility	41.30%~43.62%	42.93%~43.41%
Expected life of option (years)	10	10
Expected dividend yield	-	-
Fair value per ordinary share	US$1.04~US$1.47	US$0.84~US$2.25

16.	SHARE-BASED COMPENSATION (Continued)
(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China Government Bond with a maturity period close to the contractual term of the options.

(2)	Expected life of option (years)

Expected life of option (years) represents the expected years to vest the options.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)	Fair value per ordinary share

In determining the grant date fair value of the Company’s ordinary shares for purposes of recording share-based compensation expenses in connection with Restricted Shares owned by the Founder, Restricted Shares owned by the Founder on behalf of certain key management founders, and share options under the 2015 Share Incentive Plan and 2018 Share Incentive Plan, the Company evaluated the use of three generally accepted valuation approaches: market, cost and income approaches to estimate the enterprise value of the Company and income approach (discounted cash flow, or DCF method) was relied on for value determination with market approach (guideline companies method, or GCM) taken as reference.

DCF method of the income approach involves applying appropriate weighted average cost of capital (“WACC”), to discount the future cash flows forecast, based on the Company’s best estimates as of the valuation date, to present value. The WACC was determined based on a consideration of the factors including risk-free rate, comparative industry risk, equity risk premium, company size and non-systematic risk factors.

GCM under the market approach was adopted as reference of the equity valuation for the Company. GCM employs trading multiples method of selected public comparable companies including trailing and leading enterprise value/revenue multiples.

In deriving the equity value of each class of shares, the Company applied the option pricing method. The option pricing method treats different classes of shares as call options on the total equity value, with exercise prices based on the liquidation preference or redemption amount of the certain classes of shares. Under this method, the ordinary share has value only if the fund available for distribution to shareholders exceeds the value of liquidation preference or redemption amounts at the time of a liquidity event, assuming the enterprise has funds available to make liquidation preference or redemption. Given the nature of the different classes of shares, the modeling of different classes of capital as call options on company’s enterprise value was analyzed and the values of different classes of shares were derived accordingly.

The Company also applied a discount for lack of marketability (“DLOM”), which was quantified by the black-Scholes option pricing model. Under this option-pricing method, which assumed that the put option is struck at the average price of the stock before the privately held shares can be sold, the cost of the put option was considered as a basis to determine the DLOM.

16.	SHARE-BASED COMPENSATION (Continued)

A summary of the stock option activity under the 2015 Share Incentive Plan and 2018 Share Incentive Plan for the years ended December 31, 2019, 2020 and 2021 is included in the table below.

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding at January 1, 2019	13,260,000	0.43	8.40	18,705
Forfeited	(400,000)	0.96
Exercised	(1,494,732)	0.17
Outstanding at December 31, 2019	11,365,268	0.44	7.59	17,737
Granted	19,175,500	0.86
Forfeited	(1,778,500)	0.60
Exercised	(2,655,669)	0.48
Outstanding at December 31, 2020	26,106,599	0.74	8.08	30,299
Granted	3,840,000	1.10
Forfeited	(4,709,197)	0.81
Exercised	(3,011,064)	0.43
Outstanding at December 31, 2021	22,226,338	0.80	7.41	26,813
Exercisable as of December 31, 2021	7,801,637	0.47	6.02	9,928
Expected to vest as of December 31, 2021	13,046,881	0.97	8.16	15,362

The weighted average grant date fair value of options granted for the years ended December 31, 2020 and 2021 was RMB8.31 (US$1.27) and RMB11.56 (US$1.73) per option, respectively.

As of December 31, 2020 and 2021, there was RMB99,975 and RMB53,652 of unrecognized compensation expenses related to the options, respectively.

(b)	Restricted shares to an investee

As described in note 1, the Group established Guangdong Lizi in July 2018 as a subsidiary of the Company. In November 2020, following the Group’s restructing plan on its water purifiers business, the Group entered into an agreement with Sunglow to sell 1% of equity interest of Guangdong Lizi for a consideration of RMB175. Sunglow has paid up the consideration in December 2021 but is not entitled to any shareholder’s rights of Guangdong Lizi until the fulfilment of certain conditions pursuant to the supplemental agreement in November 2021.

Under the requirement of ASC 718, the Group should recognize share-based compensation if there is a difference between the fair value of Guangdong Lizi’s 1% of equity interest and the consideration paid up by Sunglow on the date of capital injection. The Group calculated the estimated fair value of the options on the respective grant dates using the discounted cash flow model.

As of December 31, 2021, there were RMB10,284 of unrecognized compensation expenses related to restricted shares granted to Sunglow for which the performance conditions had not been met and are expected to be recognized when the performance conditions are achieved under the requirement of ASC 718.